Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure

The carrying amount of financial assets represents the maximum credit exposure.

	2017	2016
	(Euros in thousands)
Financial Assets
Financial asset (derivative)	—	11,847
Trade and unbilled receivables	2,283	205
Investments	41,103	—
Restricted cash	—	167
Cash and cash equivalents	149,678	56,917

	193,064	69,136

Summary of Aging of Trade and Unbilled Receivables	The aging of trade and unbilled receivables was as follows:

Balance per December 31 in thousands of euros	2017	2016
Neither past due nor impaired	2,283	205
Past due	—	—

	2,283	205

Summary of Contractual Maturities of Financial Liabilities
The amounts are gross and undiscounted, and include estimated interest payments and excluding the impact of netting agreements:

December 31, 2017

	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	More than 5 years
	(Euros in thousands)
Non-derivative financial liabilities
Trade payables	2,855	2,855	2,855	—	—	—
Other liabilities and accruals	6,176	6,176	6,176	—	—	—

	9,031	9,031	9,031	—	—	—

December 31, 2016

	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	More than 5 years
	(Euros in thousands)
Non-derivative financial liabilities
Secured bank loans	486	526	190	181	155	—
Trade payables	2,298	2,298	2,298	—	—	—
Other liabilities and accruals	3,679	3,679	3,679	—	—	—

	6,463	6,503	6,167	181	155	—

Summary of Sensitivity Analysis for Change in Primary Currency Exposures

The following table provides a sensitivity analysis for a change in the primary currency exposure for the Company relating to monetary assets and liabilities denominated in USD as of December 31, 2017. The analysis shows the impact that a change in the exchange rate at that date would have on the Company’s total comprehensive loss:

Financial Statement Line Item Exposure	Balance (in thousands)	Effect on profit before tax if USD strengthens 5% (in thousands)	Effect on profit before tax if USD weakens 5% (in thousands)
Cash and cash equivalents	88,538	3,691	(3,691)
Total investments	47,310	1,972	(1,972)
Trade and other receivables	2,311	97	(97)
Trade payables, other liabilities and accruals	(1,420)	(59)	59

Net Assets	136,739	5,701	(5,701

Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments

The interest rate profile of the Company’s interest-bearing financial instruments is as follows:

	Carrying amount
	2017	2016
Balance per December 31 in thousands of euros
Fixed-rate instruments
Investments	41,103	—
Financial liabilities	—	(486)
Variable rate instruments
Cash and cash equivalents	149,678	56,917